Debt (Credit Facility) (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended						6 Months Ended		1 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Jan. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2010	Jun. 07, 2011 Term Loan A Due 2016 [Member]	Jun. 17, 2011 Term Loan B Due 2018 [Member]	Jun. 30, 2011 Credit Facilities [Member]	Jun. 30, 2010 Credit Facilities [Member]	Nov. 30, 2010 2009 Credit Facility [Member]	Oct. 31, 2009 2009 Credit Facility [Member]	Jun. 30, 2011 2009 Credit Facility [Member]	Nov. 30, 2010 2010 Credit Facility [Member]	Jun. 30, 2011 2010 Credit Facility [Member]	Jun. 30, 2011 2011 Credit Facility [Member]	Jun. 30, 2011 2011 Credit Facility [Member]	Jun. 17, 2011 2011 Credit Facility [Member]	Nov. 30, 2010 Term Loan Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Jun. 17, 2011 Revolving Credit Facility And, Together With The Term Loan Facilities, The 2011 Credit Facility [Member]
Revolving credit facility, borrowing capacity		$ 25,000,000						$ 1,500,000,000	$ 700,000,000				$ 300,000,000							$ 400,000,000	$ 500,000,000	$ 500,000,000
Additional revolving or term loan commitments	300,000												100,000,000		200,000,000		500,000,000
Financing cost				16,500,000												5,200,000		55,000,000
Amortization of deferred financing/debt issuance costs and premium/discount		14,345,000	11,564,000	22,013,000	19,503,000	13,833,000						3,200,000				2,900,000
Credit facility write off cost							300,000										8,500,000	8,500,000
Cost paid to investment bankers														43,400,000
Unamortized credit facility																			14,700,000
Amortized credit facility																	6,200,000	6,200,000
Interest expense										$ 10,900,000	$ 2,000,000
Interest rate description																the Company had been permitted to elect to pay interest based on an adjusted LIBOR rate plus between 2.00% and 2.75% or an Alternate Base Rate (as defined in the 2010 Credit Agreement) plus between 1.00% and 1.75%. The Company had also paid a commitment fee of between 35 to 50 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility.		the Company is permitted to elect to pay interest based on an adjusted LIBOR rate plus between 1.75% and 2.50% or an Alternate Base Rate (as defined in the 2011 Credit Agreement) plus between 0.75% and 1.50%. For term B loans, the Company may elect to pay interest based on an adjusted LIBOR rate plus 3.00% or an Alternate Base Rate plus 2.00%. The Company will pay a commitment fee of between 37.5 to 50 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility.